Product Warranty Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Product Warranty Liability [Abstract]
Product Warranty Liability

7. Product Warranty Liability

Changes in warranty liability were as follows:

Warranty Liability
Balance as of December 31, 2024	$2,053
Utilization	(120)
Balance as of September 30, 2025	$1,933

The assumptions utilized in developing the liability as of September 30, 2025 include an estimated cost per unit of $6, an average sound processor / battery assembly (“Battery”) life of five years, inflationary increase of 3.9%, and an average patient life calculated based on probabilities outlined in the PRI-2012 mortality tables, published from the Society of Actuaries. Additionally, a discount rate of 5.5% was used in the calculation as of September 30, 2025.

8. Product Warranty Liability

Changes in warranty liability were as follows (in thousands):

Amount
Balance as of December 31, 2023	$2,234
Utilization	(181)
Balance as of December 31, 2024	$2,053

The assumptions utilized in developing the liability as of December 31, 2024, include an estimated cost per unit of $6 thousand, an average Battery life of five years, inflationary increase of 3.8%, and an average patient life calculated based on probabilities outlined in the PRI-2012 mortality tables, published from the Society of Actuaries. Additionally, a discount rate of 5.2% was used in the calculation as of December 31, 2024.